FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         June 30, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    8/13/08
-----------------------  ----------------------  ---------
     (Signature)              (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         108

Form 13F Information Table Value Total:   $ 159,959
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                                 June 30, 2008

                                                                                                     Voting Authority
                                                                                                --------------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole      Shared   None
---------------------------    -------------- --------- -------- ------- --- ---- ------- ----- -------   ------   ------
3M CO.                         COM            88579Y101      980  14,085 SH       Sole             14,085
ABB LTD.                       SPONSORED ADR  000375204    4,101 144,805 SH       Sole            118,100           26,705
ABBOTT LABS                    COM            002824100    1,614  30,465 SH       Sole             30,465
AFLAC INC.                     COM            001055102      879  14,000 SH       Sole             12,200            1,800
ALTRIA GROUP INC.              COM            02209S103      245  11,905 SH       Sole             11,905
AMPHENOL CORP NEW              CL A           032095101    2,831  63,082 SH       Sole             45,592           17,490
ANGLO AMERN PLC                ADR NEW        03485P201      294   8,300 SH       Sole              3,200            5,100
APACHE CORP.                   COM            037411105      227   1,635 SH       Sole              1,635
APPLE COMPUTER INC.            COM            037833100      934   5,577 SH       Sole              5,507               70
ARCADIA RES INC.               COM            039209101        7  13,000 SH       Sole             13,000
ARCELORMITTAL                  NY REGISTRY SH 03938L104    3,345  33,769 SH       Sole             27,529            6,240
AT&T INC.                      COM            00206R102      259   7,695 SH       Sole              7,602               93
BAXTER INTL INC.               COM            071813109    2,147  33,573 SH       Sole             24,038            9,535
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,570      13 SH       Sole                 13
BERKSHIRE HATHAWAY INC.        CL B           084670207    2,772     691 SH       Sole                691
BHP BILLITON LTD.              SPONSORED ADR  088606108    2,736  32,111 SH       Sole             24,654            7,457
BP PLC                         SPONSORED ADR  055622104    1,508  21,674 SH       Sole             21,674
BRIGGS & STRATTON CORP.        COM            109043109      213  16,800 SH       Sole             16,800
BRISTOL MYERS SQUIBB           COM            110122108      267  13,025 SH       Sole             13,025
BURLINGTON NRTHN SANTA         COM            12189T104    1,603  16,043 SH       Sole             15,893              150
CAMERON INTL CORP.             COM            13342B105    3,353  60,573 SH       Sole             43,783           16,790
CAMPBELL SOUP CO.              COM            134429109      368  11,000 SH       Sole             11,000
CHESAPEAKE ENERGY CORP.        COM            165167107      288   4,365 SH       Sole              4,365
CHEVRON CORP NEW               COM            166764100    2,579  26,015 SH       Sole             22,040            3,975
CISCO SYS INC.                 COM            17275R102      364  15,647 SH       Sole             14,947              700
CNOOC LTD.                     SPONSORED ADR  126132109    4,097  23,610 SH       Sole             16,755            6,855
COACH INC.                     COM            189754104      938  32,470 SH       Sole             32,470
COCA COLA CO.                  COM            191216100      444   8,535 SH       Sole              8,335              200
COLGATE PALMOLIVE CO.          COM            194162103    1,748  25,302 SH       Sole             17,127            8,175
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209    4,411 123,141 SH       Sole            100,146           22,995
CONOCOPHILLIPS                 COM            20825C104      640   6,784 SH       Sole              6,784
CTRIP COM INTL LTD.            ADR            22943F100      203   4,434 SH       Sole              3,834              600
DANAHER CORP DEL               COM            235851102    2,639  34,146 SH       Sole             23,901           10,245
DENTSPLY INTL INC NEW          COM            249030107    2,385  64,816 SH       Sole             47,801           17,015
DEVON ENERGY CORP NEW          COM            25179M103    1,266  10,534 SH       Sole             10,234              300
DOMINION RES VA NEW            COM            25746U109      897  18,884 SH       Sole             18,884
DOW CHEM CO.                   COM            260543103      712  20,400 SH       Sole             20,400
DU PONT E I DE NEMOURS         COM            263534109      759  17,700 SH       Sole             17,700
E M C CORP MASS                COM            268648102      158  10,724 SH       Sole             10,389              335
EMERSON ELEC CO.               COM            291011104    3,400  68,759 SH       Sole             54,309           14,450
EXXON MOBIL CORP.              COM            30231G102    5,972  67,765 SH       Sole             67,765
FASTENAL CO.                   COM            311900104    1,030  23,875 SH       Sole             23,875
FISERV INC.                    COM            337738108    1,817  40,050 SH       Sole             40,050
FLUOR CORP NEW                 COM            343412102    4,052  21,775 SH       Sole             16,270            5,505
FREEPORT-MCMORAN COP&G CL B    COM            35671D857    2,018  17,219 SH       Sole             17,219
FRESENIUS MEDCRE AG&CO.        SPONSORED ADR  358029106      541   9,860 SH       Sole              8,930              930
GENENTECH INC.                 COM NEW        368710406      512   6,750 SH       Sole              6,750
GENERAL ELEC CO.               COM            369604103    2,010  75,306 SH       Sole             71,527            3,779
GILEAD SCIENCES INC.           COM            375558103    4,283  80,894 SH       Sole             63,694           17,200
GOOGLE INC.                    CL A           38259P508    2,567   4,877 SH       Sole              3,602            1,275
HEALTHEXTRAS INC.              COM            422211102      220   7,300 SH       Sole              7,300
HEWLETT PACKARD CO.            COM            428236103    2,947  66,664 SH       Sole             59,439            7,225
HOLOGIC INC.                   COM            436440101      281  12,870 SH       Sole             12,670              200
HSBC HLDGS PLC                 SPON ADR NEW   404280406      589   7,685 SH       Sole              7,685
INTERNATIONAL BUSINESS MACHS C COM            459200101      734   6,193 SH       Sole              6,193
ISHARES TR                     RUSSELL MCP GR 464287481      306   2,890 SH       Sole              2,545              345
ISHARES TR                     NASDQ BIO INDX 464287556      327   4,250 SH       Sole              4,250
ISHARES TR                     RUSSELL1000GRW 464287614      579  10,480 SH       Sole             10,180              300
ISHARES TR                     RUSSELL 1000   464287622      210   2,980 SH       Sole              2,825              155
ITRON INC.                     COM            465741106      229   2,325 SH       Sole              2,325
JOHNSON & JOHNSON              COM            478160104      868  13,488 SH       Sole             13,488
JOHNSON CTLS INC.              COM            478366107      616  21,478 SH       Sole             21,478
JPMORGAN CHASE & COMPANY       COM            46625H100    1,783  51,963 SH       Sole             50,768            1,195
KIMBERLY CLARK CORP.           COM            494368103    1,537  25,710 SH       Sole             25,710
KOHLS CORP.                    COM            500255104      505  12,600 SH       Sole             12,550               50
MANPOWER INC.                  COM            56418H100      606  10,400 SH       Sole             10,400
MARSHALL & ILSLEY CP N         COM            571837103      591  38,575 SH       Sole             38,575
MCDONALDS CORP.                COM            580135101    2,694  47,922 SH       Sole             36,872           11,050
MEDCO HEALTH SOLUTIONS         COM            58405U102    1,198  25,372 SH       Sole             25,372
MEDTRONIC INC.                 COM            585055106      308   5,958 SH       Sole              5,058              900
MEMC ELECTR MATLS INC.         COM            552715104      273   4,435 SH       Sole              4,435
METAVANTE TECHNLG INC.         COM            591407101      321  14,177 SH       Sole             14,177
MICROSOFT CORP.                COM            594918104      644  23,399 SH       Sole             20,999            2,400
MONSANTO CO.                   COM            61166W101    4,491  35,521 SH       Sole             27,726            7,795
NATIONAL OILWELL VARCO         COM            637071101    2,183  24,605 SH       Sole             23,475            1,130
NATIONAL PRESTO INDS.          COM            637215104      349   5,437 SH       Sole              5,437
NEWMONT MINING CORP.           COM            651639106      273   5,234 SH       Sole              5,234
NIKE INC.                      CL B           654106103    2,509  42,095 SH       Sole             30,345           11,750
NOVO-NORDISK A S               ADR            670100205    5,594  84,759 SH       Sole             70,139           14,620
OMNICOM GROUP                  COM            681919106    1,847  41,144 SH       Sole             30,024           11,120
PEABODY ENERGY CORP.           COM            704549104      243   2,760 SH       Sole              2,760
PEPSICO INC.                   COM            713448108    2,821  44,361 SH       Sole             43,461              900
PETROLEO BRASILEIRO SA         SPONSORED ADR  71654V408    4,128  58,275 SH       Sole             48,095           10,180
PHILIP MORRIS INTL INC.        COM            718172109      618  12,505 SH       Sole             12,505
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104      776  17,180 SH       Sole             16,855              325
PPG INDS INC.                  COM            693506107      291   5,064 SH       Sole              5,064
PRAXAIR INC.                   COM            74005P104      291   3,090 SH       Sole              2,990              100
PRICE T ROWE GROUP INC.        COM            74144T108    2,868  50,785 SH       Sole             35,820           14,965
PROCTER & GAMBLE CO.           COM            742718109    2,060  33,884 SH       Sole             33,354              530
PROLOGIS                       SH BEN INT     743410102      220   4,057 SH       Sole              3,932              125
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    2,184  26,725 SH       Sole             26,725
SARA LEE CORP.                 COM            803111103      284  23,197 SH       Sole             23,197
SCHLUMBERGER LTD.              COM            806857108      215   2,000 SH       Sole              2,000
SMITH INVT CO.                 COM            832118103      523   5,700 SH       Sole              5,700
SNAP ON INC.                   COM            833034101      585  11,248 SH       Sole             11,248
SPDR TR                        UNIT SER 1     78462F103      560   4,376 SH       Sole              4,376
STATE STREET CORP.             COM            857477103    2,843  44,435 SH       Sole             31,600           12,835
SYNGENTA AG                    SPONSORED ADR  87160A100    3,274  50,600 SH       Sole             38,260           12,340
TELEFONICA S A                 SPONSORED ADR  879382208    1,069  13,433 SH       Sole             10,683            2,750
TEXAS INSTRUMENTS INC.         COM            882508104    2,354  83,608 SH       Sole             61,128           22,480
THERMO FISHER SCIENTIF         COM            883556102    2,579  46,275 SH       Sole             35,770           10,505
TRANSOCEAN INC NEW             SHS            G90073100    3,213  21,082 SH       Sole             16,390            4,692
UNIBANCO-UNIAO DE BANC         GDR REP PFD UT 90458E107      393   3,099 SH       Sole              3,014               85
US BANCORP DEL                 COM NEW        902973304    2,090  74,948 SH       Sole             74,948
WARNACO GROUP INC.             COM NEW        934390402      228   5,170 SH       Sole              4,810              360
WEATHERFORD INTL LTD.          COM            G95089101    2,222  44,800 SH       Sole             44,800
WEYERHAEUSER CO.               COM            962166104      230   4,500 SH       Sole              4,500
ZIMMER HOLDINGS INC W/I        COM            98956P102      202   2,969 SH       Sole              2,969
REPORT SUMMARY                 108                       159,959